Share capital - Summary of Detailed Information About Assumptions Used in Stock Option Pricing Model (Detail) - Option pricing model [member] - yr	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Expected life of options	6	6
Expected dividend yield	0.00%	0.00%
Expected stock price volatility		65.00%
Expected forfeiture rate	0.00%	0.00%
Bottom of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate		0.46%
Top of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate		0.97%
Minimum [Member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate	1.44%
Expected stock price volatility	65.00%
Maximum [Member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate	1.83%
Expected stock price volatility	70.00%